EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.5 - Schedule 5

Loan Count:	1392
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	123	8.84%
CLTV	490	35.20%
First Payment Due Date	115	8.26%
Loan Purpose	1	0.07%
LTV	178	12.79%
Maturity Date	434	31.18%
Original FICO Score	4	0.29%
Original Interest Rate	26	1.87%
Original Loan Amount / Limit	49	3.52%
Origination/Note Date	10	0.72%
Originator Back-End DTI	249	17.89%
Property Type	43	3.09%
The Original Principal and Interest Payment Amount	7	0.50%